Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Carrying value at the beginning	$ 512	$ 339
Goodwill reclassified (to)/from assets held for sale, net of reduction (Refer note no 2.10)		138
Translation differences	(16)	(22)
Carrying value at the end	699	512
WongDoody Holding Company Inc.
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition		25
Fluido Oy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition		$ 32
HIPUS
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition	16
Stater N.V
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition	57
Outbox systems Inc. dba Simplus
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition	$ 130